Employment and Compensation Arrangements - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Options
Outstanding at beginning of year (in shares)	20,880,225	24,524,698
Forfeited (in shares)		(2,840,539)
Exercised (in shares)		(2,416,534)
Outstanding at end of year (in shares)		20,880,225	24,524,698
Vested and exercisable (in shares)		16,110,638
Weighted Average Exercise Price per Share
Outstanding at beginning of year (usd per share)	$ 12.18	$ 12.44
Forfeited (usd per share)		12.97
Exercised (usd per share)		6.63
Outstanding at end of year (usd per share)		12.18	$ 12.44
Vested and exercisable (usd per share)		$ 11.12
Weighted Average Remaining Contractual Life
Outstanding at beginning of year		7 years 3 months 18 days	8 years 6 months
Outstanding at end of year		7 years 3 months 18 days	8 years 6 months
Vested and exercisable		7 years
Aggregate Intrinsic Value
Outstanding at beginning of year	$ 105,119	$ 13,293
Outstanding at end of year		105,119	$ 13,293
Vested and exercisable		$ 94,181
Stock Options
Number of Options
Outstanding at beginning of year (in shares)	20,880,225
Forfeited (in shares)	(334,295)
Exercised (in shares)	(3,715,455)
Outstanding at end of year (in shares)	16,830,475	20,880,225
Vested and exercisable (in shares)	11,605,933
Weighted Average Exercise Price per Share
Outstanding at beginning of year (usd per share)	$ 12.18
Forfeited (usd per share)	13.95
Exercised (usd per share)	9.53
Outstanding at end of year (usd per share)	12.73	$ 12.18
Vested and exercisable (usd per share)	$ 12.79
Weighted Average Remaining Contractual Life
Outstanding at beginning of year	6 years 10 months 24 days	7 years 3 months 18 days
Outstanding at end of year	6 years 10 months 24 days	7 years 3 months 18 days
Vested and exercisable	6 years 6 months
Aggregate Intrinsic Value
Outstanding at beginning of year	$ 105,119
Outstanding at end of year	137,329	$ 105,119
Vested and exercisable	$ 92,785